Leases - Sublease Classification (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Total sublease rental income	$ 61	$ 61	$ 120	$ 126